Cover	May 16, 2022
Cover [Abstract]
Entity Registrant Name	STARGUIDE GROUP, INC.
Entity Central Index Key	0001803096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 16, 2022
Entity File Number	333-237681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-1817627
Entity Address Address Line 1	300 E 2nd St
Entity Address Address Line 2	Ste 1510
Entity Address Address Line 3	PMB 5010
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	664-0097